SHARE-BASED COMPENSATION - Additional information about share-based payment arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 175	$ 117	$ 91
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	63	38	22
Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	85	60	53
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 27	$ 19	$ 16